Inventories	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Inventories

4.	Inventories

The Company had the following inventories at the end of each reporting period:

	March 31,	December 31,
	2025	2024
	$	$
Raw materials	666	737
Work in progress	1,592	1,655
Finished goods	197	299
	2,455	2,691

Inventories expensed to cost of goods sold during the three-month period ended March 31, 2025, are $966 (March 31, 2024 - $1,098).